DEBT (Details) $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) vessel	Jun. 30, 2014	Dec. 31, 2014 USD ($) vessel
Debt Instrument [Line Items]
Repurchase of debt carrying value	$ 33,300
Purchase price of debt instrument against nominal value	99.00%
Outstanding debt carrying value	$ 93,400				$ 126,700
Assets pledged [Abstract]
Restricted cash and investments			$ 411		42,074
Front Ull and Front Idun [Member]
Assets pledged [Abstract]
Vessels and equipment, net,			110,704
Front UII [Member]
Assets pledged [Abstract]
Vessels and equipment, net,					55,812
Independent Tankers Corporation Limited [Member]
Assets pledged [Abstract]
Restricted cash and investments			$ 0		$ 38,560
First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Assets pledged [Abstract]
Stated interest rate			8.04%	8.04%
First Preferred Mortgage Term Notes due 2019 and 2021 [Member] | International Tankers Corporation Ltd [Member]
Debt Instrument [Line Items]
Repayments of Debt		$ 36,700
Front Ull and Front Idun [Member]
Assets pledged [Abstract]
Number of Vessels Pledged as Security | vessel			2
Front UII [Member]
Assets pledged [Abstract]
Number of Vessels Pledged as Security | vessel					1
US Dollar denominated floating rate debt [Member]
Debt Instrument [Line Items]
Drawdown of Front Ull & Front Idun loan			$ 30,000
Front Ull & Front Idun Loan			60,000
US Dollar denominated floating rate debt [Member] | Vessels by Name [Member] | US Dollar denominated floating rate debt [Member]
Debt Instrument [Line Items]
Front Ull & Front Idun Loan			60,000
US Dollar denominated floating rate debt [Member] | Vessels by Name [Member] | Front Idun [Member] [Member] | US Dollar denominated floating rate debt [Member]
Debt Instrument [Line Items]
Repayments of Debt			$ 1,500
First Preferred Mortgage Term Notes due 2019 [Member] | First Preferred Mortgage Term Notes due 2019 and 2021 [Member]
Assets pledged [Abstract]
Stated interest rate					8.04%